Summary of significant accounting policies (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Customer	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer
Significant Accounting Policies [Line Items]
Compensating balance	$ 189,000	$ 241,500
Restricted cash restriction period	1 year
Short-term investments	816,394	847,041
Non-cash impairment charges on intangible asset			308
Treasury stock value		18,792
Value added tax (VAT) percentage	17.00%	17.00%	17.00%
Amount of value added tax (VAT)	127,295	100,311	78,024
Value added tax (VAT) refund percentage	14.00%	14.00%	14.00%
Amount of VAT refund	31,869	28,406	26,898
Shipping and handling costs	26,775	24,003	21,230
Government and other subsidies	7,154	3,972	1,725
Advertising expenses	2,017	2,403	1,921
Exercisable stock options vested, term	2 years
Share based compensation, modification expense related to extension of exercise period of vested options	670
Minimum likelihood of tax benefits being recognized upon settlement	50.00%
Foreign currency exchange differences	8,627	8,863	976
Customers accounting for two percent or more of net revenue	0	0	0
Minimum [Member]
Significant Accounting Policies [Line Items]
Investments maturity period	90 days
Percentage of contract and sales invoice reviewed to establishes a specified insurable amount	80.00%
Insurance claim collection period	12 months
Land use right estimated useful life	20 years
Estimated useful life	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Cash and cash equivalents, original maturity period	3 months
Investments maturity period	1 year
Percentage of contract and sales invoice reviewed to establishes a specified insurable amount	90.00%
Insurance claim collection period	18 months
Land use right estimated useful life	50 years
Estimated useful life	20 years
Forward Foreign Exchange Contracts [Member]
Significant Accounting Policies [Line Items]
Derivative notional amount		33,957	8,451
Derivative assets, fair value		157	56
Gain (loss) on derivative instruments	(157)	101	(835)
Cash and Cash Equivalents [Member]
Significant Accounting Policies [Line Items]
Compensating balance	126,795	82,337
Short-term Investments [Member]
Significant Accounting Policies [Line Items]
Compensating balance	62,205	159,163
High Credit Quality Banks [Member]
Significant Accounting Policies [Line Items]
Short-term investments	$ 797,039	$ 823,172
Protection percentage from banks on capital investment in financial products	100.00%
High Credit Quality Banks [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Annual Interest rate on investments	3.70%	4.50%
High Credit Quality Banks [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Annual Interest rate on investments	5.60%	5.70%
Core Technologies - self-developed software [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Core Technologies - self-developed software [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life	7 years